Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
Tel: 202.373.6000
Fax: 202.373.6001
www.bingham.com

March 18, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 51”). The purpose of PEA No. 51 is to introduce a new series of the Trust: the VelocityShares Equal Risk Weighted Large Cap ETF.

Please contact me at 202.373.6095 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen